Document And Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	LILIS ENERGY, INC.
Entity Central Index Key	0001437557
Entity Filer Category	Smaller Reporting Company